Note 6 - Note Payable - Summary of Note Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2017	$ 2,124	$ 1,894
2018	1,161	2,124
2019	34	1,161
2019		34
Total payments	4,849	5,213
Less: Amount representing interest	(315)	(380)
Present value of obligations	4,534	4,833
Notes Payable, Current	$ 4,192	$ 4,833	$ 2,500